Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

As of December 31, 2025 and June 30, 2025, accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2025	2025
Accounts receivable
- third parties	$33,381,381	$56,661,924
- related parties	-	214,557
Less: allowance for credit losses
- third parties	(9,852,865)	(20,917,657)
- related parties	-	(44,503)
Accounts receivable, net	$23,528,516	$35,914,321